Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2022
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	159,890,447	159,690,447
Common stock, shares outstanding	159,890,447	159,690,447
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 1,200
Preferred stock, shares authorized	2,000	2,000	2,000
Preferred stock, shares issued	903	903
Preferred stock, shares outstanding	903	903